Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Compensation

Key management compensation includes:

Years ended December 31,
	2019	2018	2017
Salaries and benefits	$753	$1,136	$1,065
Bonuses	47	100	387
Share-based payments (recovery) expense	(56)	328	476
Termination benefits	-	470	385
	$744	$2,034	$2,313